INTANGIBLES - Reconciliation of goodwill (Details 1) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
Goodwill [Roll Forward]
Balance	$ 554,749	$ 543,093
Foreign currency translation	(407)	(605)	$ 585
Balance	645,683	554,749	543,093
Aviv Merger
Goodwill [Roll Forward]
Add: acquisition			526,807
Add: additional valuation adjustments related to preliminary valuations	91,336	$ 12,261
Care Homes
Goodwill [Roll Forward]
Add: acquisition			$ 15,701
Add: additional valuation adjustments related to preliminary valuations	$ 5